Additional Information Required by the Argentine Central Bank - Deposits in favor of the Argentine Central Bank (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Argentine Central Bank [member]
Disclosure of restricted assets [line items]
Unavailable deposits due to exchange transactions	$ 533	$ 820